Debentures - Schedule of Debentures (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Schedule of Debentures [Line Items]
Par Value			$ 194,815	$ 274,038
Unamortized debt premium (discount) and issuance costs, net			(1,549)	(2,110)
Current maturities			74,610	83,838
Total long-term debentures, net of current maturities			118,656	188,090
Short-term accrued interest			2,086	2,944
Total short-term and long-term debentures			$ 195,352	$ 274,872
Formula’s Series C Secured Debentures (2.29%) [Member]
Schedule of Debentures [Line Items]
Effective Interest rate %			2.70%	2.70%
Currency	NIS (Unlinked)	NIS (Unlinked)
Par value in issuance currency (in New Shekels) | ₪	₪ 165,642	₪ 331,283
Par Value			$ 51,925	$ 90,837
Unamortized debt premium (discount) and issuance costs, net			(187)	(499)
Current maturities			51,738	45,419
Total long-term debentures, net of current maturities				44,919
Short-term accrued interest			98	170
Total short-term and long-term debentures			$ 51,836	$ 90,508
Formula’s Series D Secured Debentures (5.68%) [Member]
Schedule of Debentures [Line Items]
Effective Interest rate %			6.01%	6.01%
Currency	NIS (Unlinked)	NIS (Unlinked)
Par value in issuance currency (in New Shekels) | ₪	₪ 150,000	₪ 150,000
Par Value			$ 47,022	$ 41,130
Unamortized debt premium (discount) and issuance costs, net			(525)	(528)
Current maturities
Total long-term debentures, net of current maturities			46,497	40,602
Short-term accrued interest			221	193
Total short-term and long-term debentures			$ 46,718	$ 40,795
Matrix’s Series B Debentures (4.1%) [Member]
Schedule of Debentures [Line Items]
Effective Interest rate %			4.50%	4.50%
Currency	NIS (Unlinked)	NIS (Unlinked)
Par value in issuance currency (in New Shekels) | ₪	₪ 305,820	₪ 373,738
Par Value			$ 95,868	$ 102,478
Unamortized debt premium (discount) and issuance costs, net			(837)	(1,078)
Current maturities			22,872	18,623
Total long-term debentures, net of current maturities			72,159	82,777
Short-term accrued interest			1,767	1,909
Total short-term and long-term debentures			$ 96,798	$ 103,309
Sapiens’ Series B Debentures (3.37%) [Member]
Schedule of Debentures [Line Items]
Effective Interest rate %				3.30%
Currency		NIS (Linked to fix rate of USD)
Par value in issuance currency (in New Shekels) | ₪		₪ 140,000
Par Value				$ 39,593
Unamortized debt premium (discount) and issuance costs, net				(5)
Current maturities				19,796
Total long-term debentures, net of current maturities				19,792
Short-term accrued interest				672
Total short-term and long-term debentures				$ 40,260